9. LOSS PER SHARE: Schedule of Basic and diluted loss per share (Details) - $ / shares		12 Months Ended
		Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017
Details
Basic and diluted loss per share (Note 9)	[1]	$ (0.02)	$ (0.03)	$ (0.19)
Weighted average number of common shares outstanding (basic and diluted)		14,824,483	13,706,255	12,952,011

[1]	Note 9